Document And Entity Information	Sep. 10, 2026
Document Information [Line Items]
Entity, Registrant Name	BOSTON OMAHA CORPORATION
Document, Type	8-K
Document, Period End Date	Sep. 10, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38113
Entity, Tax Identification Number	27-0788438
Entity, Address, Address Line One	1601 Dodge Street
Entity, Address, City or Town	Omaha
Entity, Address, State or Province	NE
Entity, Address, Postal Zip Code	68102
City Area Code	857
Local Phone Number	256-0079
Title of 12(b) Security	Class A common stock
Trading Symbol	BOC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001494582